Credit facilities (Details 1) - USD ($)	6 Months Ended	12 Months Ended
	Mar. 31, 2025	Sep. 30, 2024
Defined Benefit Plan Disclosure [Line Items]
long-term bank loans	$ 826,822
Weizhong Bank [Member]
Defined Benefit Plan Disclosure [Line Items]
Interest rate	10.44%
long-term bank loans	$ 275,607
Bankof Chengdus [Member]
Defined Benefit Plan Disclosure [Line Items]
Interest rate	4.00%
Bankof Chengdu [Member]
Defined Benefit Plan Disclosure [Line Items]
Interest rate	3.60%	4.00%
long-term bank loans	$ 551,215	$ 569,995
Huaneng Guicheng Trust [Member]
Defined Benefit Plan Disclosure [Line Items]
Interest rate	10.44%
long-term bank loans	$ 137,804